Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue		$ 618	$ 1,366,417
Cost of revenues			123
Gross profit		618	1,366,294
Cost and expenses
Sales and marketing		10,748	100,460
General and administrative	2,495,308	4,123,108	1,893,499
Research & Development Expense
Donation expenses
Total cost and expenses	2,495,308	4,133,856	1,993,959
Operating loss	(2,495,308)	(4,133,238)	(627,665)
Other expenses
Interest income on bank deposit	5	14	666
Loss on disposal of a subsidiary
Other income (expenses)	349,023	38,870	(5,611,484)
Interest income from loans to third parties	750	365,000	2,191,631
Impairment loss on loans to third parties and property and equipment		(5,345,999)	(57,941,663)
Total other (expenses) income, net	349,778	(4,942,115)	(61,360,850)
Loss before provision for income taxes	(2,145,530)	(9,075,353)	(61,988,515)
Income tax expense			7,243
Net loss	(2,145,530)	(9,075,353)	(61,995,758)
Other comprehensive (loss) gain
Foreign currency translation	557,986	2,686,394	(365,258)
Comprehensive loss	$ (1,587,544)	$ (6,388,959)	$ (62,361,016)
Weighted average number of common shares	6,572,226	6,406,146	4,422,837	[1],[2]
Net loss per share attributable to common stockholders, basic and diluted	$ (0.33)	$ (1.42)	$ (14.02)	[1]
Freight App Inc [Member]
Revenue
Revenue	$ 21,474,151	$ 9,205,941
Cost and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)	19,558,807	8,411,570
Compensation and employee benefits	3,712,325	2,212,407
Sales and marketing	91,657	23,622
General and administrative	2,618,126	2,737,184
Depreciation and amortization	302,100	531,027
Total cost and expenses	26,283,015	13,915,810
Operating loss	(4,808,864)	(4,709,869)
Other expenses
Interest expense, net	(1,136,096)	(334,170)
Gain (loss) from extinguishment of debt	115,725	(784,886)
Loss on initial issuance of private warrants	(2,829,065)
Change in fair value of warrant liabilities (See Note 12)	497,759
Loss before provision for income taxes	(8,160,541)	(5,828,925)
Income tax expense	40,264	23,051
Net loss	(8,200,805)	(5,851,976)
Change in redemption value of preferred stock		(912,687)
Net loss attributable to common stockholders	(8,200,805)	(6,764,663)
Other comprehensive (loss) gain
Foreign currency translation	(50,540)	2,159
Comprehensive loss	$ (8,251,345)	$ (5,849,817)
Weighted average number of common shares	13,500,265	7,953,545
Net loss per share attributable to common stockholders, basic and diluted	$ (0.61)	$ (0.85)
Third Parties [Member]
Revenue
Revenue		$ 618	$ 1,366,417
Related Parties [Member]
Revenue
Revenue

[1]	- The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.